Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 4,781,729	$ 2,934,371
Convertible note liability (refer note 16)	4,469,019	17,876,076
Lease liability	293,460	273,179
Non-Derivatives	9,544,208	21,083,626
Less Than Twelve Months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	4,781,729	2,934,371
Lease liability	215,005	137,025
Non-Derivatives	4,996,734	3,071,396
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible note liability (refer note 16)	4,469,019
Lease liability	78,455	136,154
Non-Derivatives	4,547,474	136,154
More than 5 Years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible note liability (refer note 16)		17,876,076
Lease liability	0	0
Non-Derivatives		17,876,076
Carrying Amount (Assets/Liabilities) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	4,781,729	2,934,371
Convertible note liability (refer note 16)	2,526,870	8,789,113
Lease liability	288,307	262,383
Non-Derivatives	$ 7,596,906	$ 11,985,867